Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82



[Television commercial. Video of fencers sparring and having a conversation:] [Fencer one states:] My mutual funds are in bad shape these days.
[Fencer two states:] I'm in a fund that's doing just fine.
[Video supers and dissolves]
[Title slide reading:] CGM Focus Fund Managed by Ken Heebner
[Title slide supers and dissolves into video of fencers sparring.]
[Fencer one states:] How's that possible in a market like this?
[Fencer two states:] My fund is flexibly managed. For a while, it profited from selling tech stocks short. Now it's long on a small number of sectors that look promising.
[Fencer one states:] Just how good is this CGM Focus Fund?
[Video dissolves and a title slide supers and is held that reads:] CGM Focus Fund One-Year Total Return 47.7% (1/1/01-12/31/01)
[In smaller type below (with larger numbers):] 47.7% and 22.4% are the average annual total returns for CGM Focus Fund for the one year period ended 12/31/01 and from inception on 9/3/97 through 12/31/01. The Fund's adviser agreed to limit the Fund's operating expenses through 12/31/01. Otherwise the total return would have been lower.
[Fencer two states:] It's up more than 47% over the past 12 months.
[Title slide supers and dissolves into video of fencers sparring.]
[Fencer one states:] Maybe I should get into that.
[Fencer two states:] My point exactly.
[Video dissolves and the final slide supers; a line drawing of a fencer in a box with a black and white striped background (logo) appears; to the right of the logo is the following text:]
CGM Focus Fund 1-800-CGM-INFO [in large type and the following disclosure in smaller type:]
This information represents past performance, which is no guarantee of future results. The investment return and principal value of shares will fluctuate and you may have a gain or loss when you sell your shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest or send money.
[Voice reads:] For a prospectus, call
1-800-CGM-INFO. [Commercial ends.]

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Upper 1/3 of the ad is a photograph of residential buildings surrounding the foundations for new buildings. Below in black type on white background is the headline:] Considering The Unpredictability Of The Market, We Suggest Putting Your Money In The Ground.
[Below the headline running in two columns printing in smaller black type is the following text:]
[Left column] In today's unpredictable marketplace, the performance of real estate investments, including REITs, may provide a strategic advantage.
CGM Realty Fund combines the long-term capital appreciation potential of real estate investments with the convenience of a mutual fund.
Managed by Ken Heebner, CGM Realty Fund can be a welcome addition
[Right column] to a diversified portfolio. For the twelve months ended 12/31/01, CGM Realty Fund returned more than 5%*. While no one can predict future performance, maybe you should consider investing now.
Call now for more information and a prospectus.
[A line drawing of a fencer in a box with a black and white striped background appears at the bottom of the right column (logo). To the right of the logo in a larger size print than the ad body copy is the following text:]
CGM REALTY FUND
[Below is the following text (in smaller copy):]
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0743
[Beneath the two columns in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath the body of the ad running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]
[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]
*5.1%, 6.8% and 12.2% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 12/31/01 and from inception on 5/13/94 through 12/31/01. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return for the 5-year and since-inception periods would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For more complete information, including management fees and expenses, refer to the current prospectus which is available from the address above. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] No-Load
Copyright 2002 CGM

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[In black type on white background is the headline:] If You're Looking For Performance, Consider A Fund Built on Solid Foundations.
[Below the headline running in two columns printing in smaller black type is the following text:]
[Left column] In today's unpredictable marketplace, the performance of real estate investments, including REITs, may provide a strategic advantage.
CGM Realty Fund combines the opportunity for long-term capital appreciation found in real estate investments with the convenience of a mutual fund.
Managed by Ken Heebner, CGM Realty Fund can be a welcome
[Right column] addition to a diversified portfolio. For the twelve months ended 12/31/01, CGM Realty Fund returned more than 5%*.
While no one can predict future performance, maybe you should consider investing now. Call now for more information and a prospectus.
[A line drawing of a fencer in a box with a black and white striped background appears at the bottom of the right column (logo). To the right of the logo in a larger size print than the ad body copy is the following text:]
CGM REALTY FUND
[Below is the following text (in smaller copy):]
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0746
[Beneath the body of the ad running the full width is a photograph of a home being built]
[Beneath the photograph in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath, running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]
[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]

*5.1%, 6.8% and 12.2% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 12/31/01 and from inception on 5/13/94 through 12/31/01. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return for the 5-year and since-inception periods would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For more complete information, including management fees and expenses, refer to the current prospectus which is available from the address above. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] No-Load
Copyright 2002 CGM

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Upper 1/3 of the ad is a photograph of a street of residences being constructed. Below in black type on white background is the headline:] If You Want To Strengthen Your Portfolio, Consider Using a Hammer And Nails.
[Below the headline running in two columns printing in smaller black type is the following text:]
[Left column] Real estate offers solid investment potential. And in today's unpredictable marketplace, real estate can add welcome strength to a diversified portfolio and provide an alternative to investments compromised by lower short-term rates.
Managed by Ken Heebner, CGM Realty Fund offers the potential for long-term capital appreciation along with the long-term advantages of real estate.
[Right column] For the twelve months ended 12/31/01 CGM Realty Fund returned more than 5%*. While no one can predict future performance, maybe you should consider investing now. Call now for more information and a prospectus.
[A line drawing of a fencer in a box with a black and white striped background appears at the bottom of the right column (logo). To the right of the logo in a larger size print than the ad body copy is the following text:]
CGM REALTY FUND
[Below is the following text (in smaller copy):]
The CGM Funds
222 Berkeley Street, Suite 1013
Boston, MA 02116
www.CGMFunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0749
[Beneath the two columns in all capital letters:]
MANAGED BY KEN HEEBNER
[Beneath the body of the ad running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]
[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]

*5.1%, 6.8% and 12.2% are the average annual total returns for CGM Realty Fund for the 1- and 5-year periods ended 12/31/01 and from inception on 5/13/94 through 12/31/01. The Fund's adviser absorbed a portion of management fees and expenses from inception through 12/31/97. Otherwise the total return for the 5-year and since-inception periods would be lower. This information represents past performance which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For more complete information, including management fees and expenses, refer to the current prospectus which is available from the address above. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] No-Load
Copyright 2002 CGM

                                                                    Rule 482 ad
                                                                    Rule 497(e)
                                                   File Nos. 2-10653 and 811-82

[Black and white print advertisement.]
[Upper 1/2 of the ad is a photograph of two fencers sparring. Below in white type on a darker background is the headline:] CGM Focus Fund.
So selective, only a few stocks are good enough to make the cut.
[Below the headline running in two columns printing in smaller black type is the following text:]
[Left column] Veteran fund manager Ken Heebner is more focused than ever with CGM Focus Fund. The Fund returned 47.7% over the past 12 months.* CGM Focus Fund is flexibly managed: it has profited from selling
[Right column] technology stocks short in the past. Now it's long on a small number of sectors that look promising. If focus and flexibility make sense for your portfolio, call toll-free for complete information.
[Between the two columns of text appears the following text in larger type size:]
CGM Focus Fund
Total Return
(1/1/01-12/31/01)
47.7%*
[A line drawing of a fencer in a box with a black and white striped background
(logo) appears below the text. To the right of the logo is the following text:] CGM Focus Fund
The CGM Funds, 222 Berkeley St., Suite 1013
Boston, MA 02116 www.cgmfunds.com
[A phone number appears next and prints in a larger size than does the ad body copy.]
1-800-598-0747
[Beneath the body of the ad running the full width is the following text in black type against a white background (slightly smaller type size than ad body copy):]
[The numbers that appear in the following copy are larger than the surrounding text and are the same size as numbers that appear in the text.]
*47.7% and 22.4% are the average annual total returns of CGM Focus Fund for the one-year period ended 12/31/01 and from inception on 9/3/97 through 12/31/01. The Fund's adviser agreed to limit the Fund's expenses through 12/31/01. Otherwise, the total return would be lower. This information represents past performance, which is no guarantee of future results. The investment return and principal value of your shares will fluctuate and you may have a gain or loss when you sell shares. For a prospectus containing more complete information, including management fees and expenses, call toll-free. Read it carefully before you invest or send money.
[Entire ad is surrounded by a decorative border containing the following words used as a repetitive pattern:] No-Load
Copyright 2002 CGM